Item 1  Schedule of Investments


T. Rowe Price Equity Income Fund
(Unaudited) March 31, 2005
PORTFOLIO OF INVESTMENTS (1)                          Shares/$Par  Value
(Cost and value in $ 000s)

 COMMON STOCKS  94.5%
 CONSUMER DISCRETIONARY  16.8%
 Automobiles  0.2%
 GM                                                    1,250,000     36,738

                                                                     36,738

 Distributors  0.8%
 Genuine Parts                                         3,400,000     147,866

                                                                     147,866

 Hotels, Restaurants & Leisure  1.4%
 Hilton                                                2,700,000     60,345

 McDonald's                                            4,000,000     124,560

 Starwood Hotels & Resorts Worldwide, Equity Units     1,250,000     75,038

                                                                     259,943

 Household Durables  2.6%
 Fortune Brands                                        1,800,000     145,134

 Newell Rubbermaid                                     8,000,000     175,520

 Sony (JPY)                                            2,750,000     109,513

 Whirlpool                                             1,000,000     67,730

                                                                     497,897

 Leisure Equipment & Products  2.0%
 Eastman Kodak                                         5,250,000     170,887

 Mattel                                                10,000,000    213,500

                                                                     384,387

 Media  8.3%
 Comcast, Class A *                                    7,500,000     253,350

 Disney                                                7,000,000     201,110

 Dow Jones +                                           4,500,000     168,165

 Gannett                                               1,250,000     98,850

 Knight-Ridder                                         1,500,000     100,875

 New York Times, Class A                               6,750,000     246,915

 Time Warner *                                         13,000,000    228,150

 Viacom, Class B                                       8,000,000     278,640

                                                                     1,576,055

 Multiline Retail  0.6%
 May Department Stores                                 3,000,000     111,060

                                                                     111,060

 Specialty Retail  0.9%
 Home Depot                                            3,250,000     124,280

 RadioShack                                            2,153,200     52,753

                                                                     177,033

 Total Consumer Discretionary                                        3,190,979

 CONSUMER STAPLES  8.6%
 Beverages  2.7%
 Anheuser-Busch                                        5,000,000     236,950

 Coca-Cola                                             6,000,000     250,020

 Coca-Cola Enterprises                                 1,250,000     25,650

                                                                     512,620

 Food Products  2.5%
 Campbell Soup                                         5,000,000     145,100

 ConAgra                                               2,750,000     74,305

 General Mills                                         3,000,000     147,450

 Unilever (EUR)                                        1,400,000     95,311

                                                                     462,166

 Household Products  2.3%
 Clorox                                                1,000,000     62,990

 Colgate-Palmolive                                     4,500,000     234,765

 Kimberly-Clark                                        2,200,000     144,606

                                                                     442,361

 Tobacco  1.1%
 Altria Group                                          1,500,000     98,085

 UST                                                   2,250,000     116,325

                                                                     214,410

 Total Consumer Staples                                              1,631,557

 ENERGY  8.5%
 Energy Equipment & Services  0.4%
 Schlumberger                                          1,250,000     88,100

                                                                     88,100

 Oil & Gas  8.1%
 Amerada Hess                                          2,250,000     216,473

 Anadarko Petroleum                                    1,750,000     133,175

 BP ADR                                                3,000,000     187,200

 ChevronTexaco                                         6,000,000     349,860

 ExxonMobil                                            6,250,000     372,500

 Royal Dutch Petroleum ADS                             4,500,000     270,180

 Unocal                                                68,900        4,250

                                                                     1,533,638

 Total Energy                                                        1,621,738

 FINANCIALS  18.0%
 Capital Markets  4.2%
 Charles Schwab                                        15,750,000    165,533

 Janus Capital Group                                   2,500,000     34,875

 Mellon Financial                                      6,250,000     178,375

 Morgan Stanley                                        3,750,000     214,687

 Northern Trust                                        1,300,000     56,472

 State Street                                          3,250,000     142,090

                                                                     792,032

 Commercial Banks  3.9%
 AmSouth                                               421,500       10,938

 Bank of America                                       5,400,000     238,140

 Bank of Ireland (EUR)                                 5,250,000     82,921

 Mercantile Bankshares                                 1,350,000     68,661

 National City                                         2,100,000     70,350

 SunTrust                                              2,250,000     162,157

 Wells Fargo                                           1,300,000     77,740

 Wilmington Trust                                      1,000,000     35,100

                                                                     746,007

 Consumer Finance  0.5%
 American Express                                      2,000,000     102,740

                                                                     102,740

 Diversified Financial Services  2.4%
 Citigroup                                             2,240,000     100,666

 J.P. Morgan Chase                                     10,500,000    363,300

                                                                     463,966

 Insurance  6.0%
 American International Group                          2,000,000     110,820

 Chubb                                                 1,600,000     126,832

 Lincoln National                                      3,250,000     146,705

 Marsh & McLennan                                      9,000,000     273,780

 Safeco                                                2,900,000     141,259

 St. Paul Companies                                    4,100,000     150,593

 UnumProvident                                         7,000,000     119,140

 XL Capital                                            1,000,000     72,370

                                                                     1,141,499

 Real Estate  0.4%
 Simon Property Group, REIT                            1,250,000     75,725

                                                                     75,725

 Thrifts & Mortgage Finance  0.6%
 Fannie Mae                                            2,000,000     108,900

                                                                     108,900

 Total Financials                                                    3,430,869

 HEALTH CARE  8.7%
 Biotechnology  0.6%
 MedImmune *                                           4,750,000     113,098

                                                                     113,098

 Health Care Equipment & Supplies  1.3%
 Baxter International                                  4,250,000     144,415

 Boston Scientific *                                   3,500,000     102,515

                                                                     246,930

 Health Care Providers & Services  0.3%
 Cardinal Health                                       1,000,000     55,800

                                                                     55,800

 Pharmaceuticals  6.5%
 Abbott Laboratories                                   3,000,000     139,860

 Bristol Myers Squibb                                  9,000,000     229,140

 Johnson & Johnson                                     3,750,000     251,850

 Merck                                                 8,750,000     283,237

 Schering-Plough                                       6,500,000     117,975

 Wyeth                                                 5,000,000     210,900

                                                                     1,232,962

 Total Health Care                                                   1,648,790

 INDUSTRIALS & BUSINESS SERVICES  11.7%
 Aerospace & Defense  4.2%
 Honeywell International                               7,250,000     269,772

 Lockheed Martin                                       3,000,000     183,180

 Raytheon                                              4,250,000     164,475

 Rockwell Collins                                      3,750,000     178,463

                                                                     795,890

 Commercial Services & Supplies  1.2%
 Cendant                                               4,000,000     82,160

 Waste Management                                      5,250,000     151,462

                                                                     233,622

 Electrical Equipment  1.7%
 Cooper Industries, Class A                            2,250,000     160,920

 Emerson Electric                                      1,100,000     71,423

 Rockwell Automation                                   1,700,000     96,288

                                                                     328,631

 Industrial Conglomerates  1.9%
 GE                                                    10,000,000    360,600

                                                                     360,600

 Machinery  0.6%
 Pall                                                  4,500,000     122,040

                                                                     122,040

 Road & Rail  2.1%
 Norfolk Southern                                      3,500,000     129,675

Union Pacific                                          3,839,800     267,634

                                                                     397,309

 Total Industrials & Business Services                               2,238,092

 INFORMATION TECHNOLOGY  5.9%
 Communications Equipment  1.4%
 Lucent Technologies *                                 11,000,000    30,250

 Motorola                                              8,000,000     119,760

 Nokia ADR *                                           7,750,000     119,583

                                                                     269,593

 Computers & Peripherals  1.3%
 Hewlett-Packard                                       11,000,000    241,340

                                                                     241,340

 Electronic Equipment & Instruments  0.2%
 Agilent Technologies *                                1,750,000     38,850

                                                                     38,850

 Semiconductor & Semiconductor Equipment  2.0%
 Analog Devices                                        3,500,000     126,490

 Intel                                                 4,000,000     92,920

 Texas Instruments                                     6,250,000     159,312

                                                                     378,722

 Software  1.0%
 Microsoft                                             8,000,000     193,360

                                                                     193,360

 Total Information Technology                                        1,121,865

 MATERIALS  5.9%
 Chemicals  2.9%
 Dow Chemical                                          3,500,000     174,475

 DuPont                                                3,000,000     153,720

 Great Lakes Chemical +                                2,500,000     80,300

 Hercules *                                            4,091,400     59,284

 International Flavors & Fragrances                    2,000,000     79,000

                                                                     546,779

 Construction Materials  0.5%
 Vulcan Materials                                      1,750,000     99,453

                                                                     99,453

 Metals & Mining  0.8%
 Alcoa                                                 5,000,000     151,950

                                                                     151,950

 Paper & Forest Products  1.7%
 International Paper                                   6,000,000     220,740

 MeadWestvaco                                          3,121,600     99,329

                                                                     320,069

 Total Materials                                                     1,118,251

 TELECOMMUNICATION SERVICES  5.5%
 Diversified Telecommunication Services  5.5%
 Alltel                                                3,500,000     191,975

 AT&T                                                  6,500,000     121,875

 Qwest Communications International *                  32,000,000    118,400

 SBC Communications                                    6,750,000     159,908

 Sprint-FON Group                                      9,000,000     204,750

 Telus (CAD)                                           814,500       26,186

 Telus (Non-voting shares)                             1,185,500     36,525

 Verizon Communications                                5,250,000     186,375

 Total Telecommunication Services                                    1,045,994

 UTILITIES  4.9%
 Electric Utilities  2.1%
 FirstEnergy                                           2,400,000     100,680

 Progress Energy                                       3,250,000     136,337

 Teco Energy                                           2,500,000     39,200

 XCEL Energy                                           6,500,000     111,670

                                                                     387,887

 Gas Utilities  1.0%
 NiSource                                              8,500,000     193,715

                                                                     193,715

 Multi-Utilities & Unregulated Power  1.8%
 Constellation Energy Group                            2,750,000     142,175

 Duke Energy                                           7,250,000     203,073

                                                                     345,248

 Total Utilities                                                     926,850

 Total Common Stocks (Cost  $14,835,816)                             17,974,985

 CONVERTIBLE PREFERRED STOCKS  0.2%
 Insurance  0.2%
 UnumProvident                                         1,455,000     42,090

 Total Convertible Preferred Stocks (Cost  $36,375)                  42,090

 CONVERTIBLE BONDS  0.4%
 Communications Equipment  0.4%
 Lucent Technologies, 8.00%, 8/1/31 (Tender 8/2/07)    66,228,000    68,735

 Total Convertible Bonds (Cost  $71,684)                             68,735

 CORPORATE BONDS  0.2%
 Automobiles & Related  0.2%
 General Motors Acceptance Corp., 6.75%, 12/1/14       50,000,000    43,421

 Total Corporate Bonds (Cost  $43,422)                               43,421

 SHORT-TERM INVESTMENTS  4.9%
 Money Market Fund  4.9%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       927,144,865   927,145

 Total Short-Term Investments (Cost  $927,145)                       927,145

 Total Investments in Securities
 100.2% of Net Assets (Cost $15,914,442)                    $        19,056,376

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ADR  American Depository Receipts
 ADS  American Depository Shares
 CAD  Canadian dollar
 EUR  Euro
 JPY  Japanese yen
 REIT Real Estate Investment Trust

 +Affiliated Companies
 ($ 000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                         Purchase   Sales  Investment          Value
 Affiliate                   Cost    Cost      Income    3/31/05   12/31/04
 Dow Jones              $       - $     - $     1,125 $  168,165  $ 193,770
 Great Lakes Chemical           -   8,728         250     80,300     75,499
 T. Rowe Price
 Reserve Investment
 Fund                           *       *       5,848    927,145    871,257
 Totals                                   $     7,223 $1,175,610 $1,140,526


 * Purchase and sale information not shown for cash management funds.

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Income Fund, (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At March 31, 2005, the cost of investments for federal income tax purposes was $15,914,442,000. Net unrealized gain aggregated $3,141,930,000 at period-end, of which $4,030,336,000 related to appreciated investments and $888,406,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. For the period ended March 31, 2005, total realized loss on all affiliated companies was $3,634,000.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005